Organization and Description of Business (Details)	12 Months Ended
Jun. 30, 2019
Qinheng Co., Limited ("Qinheng") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 09, 2017
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Qiner Co., Limited ("Qiner") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 21, 2017
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
CLIVST Ltd. ("CLIVST") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 25, 2017
Entity Incorporation, State Country Name	British Virgin Islands
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. ("CLPS QC" or "WOFE") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 04, 2017
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
ChinaLink Professional Service Co., Ltd. ("CLPS Shanghai") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 30, 2005
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Dalian Co., Ltd. ("CLPS Dalian") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	May 25, 2011
Entity Incorporation, State Country Name	Dalian, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Ruicheng Co., Ltd. ("CLPS RC") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 26, 2013
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Beijing Hengtong Co., Ltd ("CLPS Beijing") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 30, 2015
Entity Incorporation, State Country Name	Beijing, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS TECHNOLOGY (SINGAPORE) PTE. LTD. ("CLPS SG") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 18, 2015
Entity Incorporation, State Country Name	Singapore
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS TECHNOLOGY (AUSTRALIA) PTY LTD. ("CLPS AU") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Nov. 10, 2015
Entity Incorporation, State Country Name	Australia
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (Hong Kong) Co., Limited ("CLPS Hong Kong") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 07, 2016
Entity Incorporation, State Country Name	Hong Kong, China
% of Equity Ownership	80.00%
Principal Activities	Software development
Judge (Shanghai) Co., Ltd. ("Judge China") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Nov. 09, 2016
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership	60.00%
Principal Activities	Software development
Judge (Shanghai) Human Resource Co., Ltd. ("Judge HR") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Nov. 09, 2016
Entity Incorporation, State Country Name	Shanghai, China
% of Equity Ownership, description	42%
Principal Activities	Software development
CLPS Shenzhen Co., Ltd. ("CLPS Shenzhen") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Apr. 07, 2017
Entity Incorporation, State Country Name	Shenzhen, China
% of Equity Ownership, description	94%
Principal Activities	Software development
CLPS Guangzhou Co., Ltd. ("CLPS Guangzhou") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Sep. 27, 2017
Entity Incorporation, State Country Name	Guangzhou, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (US) Ltd. ("CLPS US") [Member]
Organization and Description of Business [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 05, 2018
Entity Incorporation, State Country Name	Delaware, USA
% of Equity Ownership	100.00%
Principal Activities	Network technology
Infogain Solutions PTE. Ltd. ("Infogain") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	Aug. 20, 2018
Entity Incorporation, State Country Name	Singapore
% of Equity Ownership	80.00%
Principal Activities	Software development
Tianjin Huanyu Qinshang Network Technology Co., Ltd. ("Huanyu") [Member]
Organization and Description of Business [Line Items]
Entity Acquisition, Date of Acquisition	May 24, 2019
Entity Incorporation, State Country Name	Tianjin, China
% of Equity Ownership	100.00%
Principal Activities	Software development